May 31, 2005

Supplement

SUPPLEMENT DATED MAY 31, 2005 TO THE PROSPECTUSES OF

Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
Morgan Stanley Allocator Fund, dated May 27, 2005
Morgan Stanley American Opportunities Fund, dated April 29, 2005
Morgan Stanley Balanced Growth Fund, dated May 27, 2005
Morgan Stanley Balanced Income Fund, dated May 27, 2005
Morgan Stanley Biotechnology Fund, dated July 30, 2004
Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Capital Opportunities Trust, dated March 30, 2005
Morgan Stanley Convertible Securities Trust, dated November 30, 2004
Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
Morgan Stanley European Equity Fund Inc., dated December 30, 2004
Morgan Stanley Federal Securities Trust, dated December 30, 2004
Morgan Stanley Financial Services Trust, dated July 30, 2004
Morgan Stanley Flexible Income Trust, dated December 30, 2004
Morgan Stanley Fund of Funds -- Domestic Portfolio, dated November 30, 2004
Morgan Stanley Fundamental Value Fund, dated November 30, 2004
Morgan Stanley Global Advantage Fund, dated July 30, 2004
Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
Morgan Stanley Global Utilities Fund, dated April 30, 2004
Morgan Stanley Growth Fund, dated May 28, 2004
Morgan Stanley Health Sciences Trust, dated September 30, 2004
Morgan Stanley High Yield Securities Inc., dated October 29, 2004
Morgan Stanley Income Builder Fund, dated November 30, 2004
Morgan Stanley Income Trust, dated October 29, 2004
Morgan Stanley Information Fund, dated May 28, 2004
Morgan Stanley International Fund, dated December 30, 2004
Morgan Stanley International SmallCap Fund, dated July 30, 2004
Morgan Stanley International Value Equity Fund, dated October 29, 2004
Morgan Stanley Japan Fund, dated July 30, 2004
Morgan Stanley KLD Social Index Fund, dated March 30, 2005
Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
Morgan Stanley Natural Resource Development Securities Inc., dated April 30, 2004
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
Morgan Stanley Real Estate Fund, dated March 30, 2005
Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
Morgan Stanley Special Growth Fund, dated April 30, 2004
Morgan Stanley Special Value Fund, dated September 30, 2004
Morgan Stanley Strategist Fund, dated September 30, 2004
Morgan Stanley Tax-Exempt Securities Trust, dated April 29, 2005
Morgan Stanley Total Market Index Fund, dated October 29, 2004

Morgan Stanley Total Return Trust, dated September 30, 2004
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
Morgan Stanley Utilities Fund, dated April 29, 2005
Morgan Stanley Value Fund, dated November 30, 2004
(the "Funds")

The paragraph of the section of the prospectus titled "Share Class Arrangements — Class A Shares — Combined Purchase Privilege" is hereby deleted and replaced with the following:

You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund for any related account in a single transaction with purchases of any class of shares of other Morgan Stanley Multi-Class Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

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A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

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Family member accounts (limited to spouse and children under 21 but including trust accounts established solely for the benefit of a spouse or child under 21).

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Individual retirement accounts (IRAs) and single participant retirement accounts (such as Keoghs).

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UGMA/UTMA accounts.

The paragraphs of the section of the Prospectus titled "Share Class Arrangements — Class A Shares — Right of Accumulation" are hereby deleted and replaced with the following:

You may benefit from a reduced sales charge if the cumulative net asset value of Class A Shares of the Fund purchased in a single transaction, together with the net asset value of all classes of shares of Morgan Stanley Multi-Class Funds (including shares of Morgan Stanley Non-Multi-Class Funds which resulted from an exchange from Morgan Stanley Multi Class Funds) held in related accounts amounts to $25,000 or more. For the purposes of the rights of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

The following paragraph is hereby added immediately following "Share Class Arrangements — Class A Shares — Right of Accumulation."

Notification.    You must notify your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley DW Inc. ("Morgan Stanley DW") or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Morgan Stanley Financial Advisor or other authorized financial representative (or Morgan Stanley Trust if you purchase shares directly through the Fund) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Fund or other Morgan Stanley Funds held in all related accounts described above at Morgan Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to and/or right of accumulation threshold determine whether you have met the sales load breakpoint and/or right of accumulation threshold. The Fund makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads and reduced sales charges (i.e., breakpoint discounts). The web site includes hyperlinks that facilitate access to the information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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